SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

VIA EDGAR                                                                                                          October 21, 2005

Re:	Lehman Brothers Holdings Inc., Lehman Brothers Holdings E-Capital
Trust I and Lehman Brothers Holdings E-Capital LLC I
Registration Statement on Form S-4

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Ladies and Gentlemen:

On behalf of Lehman Brothers Holdings Inc., a Delaware corporation (the “Company”), Lehman Brothers Holdings E-Capital Trust I, a Delaware statutory trust (the “Trust”) and Lehman Brothers Holdings E-Capital LLC I, a Delaware limited liability company (the “LLC” and, together with the Trust and the Company, the “Registrants”), we hereby submit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, relating to (i) the Trust’s offer to exchange $300,000,000 in aggregate liquidation amount of its Floating Rate Enhanced Capital Advantaged Preferred Securities (“ECAPSSM”) (the “New Trust Preferred Securities”) for its outstanding Floating Rate Enhanced Capital Advantaged Preferred Securities (the “Old Trust Preferred Securities”), (ii) the LLC’s offer to exchange $300,000,000 in aggregate liquidation preference of its Preferred Securities (the “New LLC Preferred Securities”) for its outstanding Preferred Securities (the “Old LLC Preferred Securities”) and (iii) the Company’s offer to exchange (a) $300,000,000 in aggregate principal amount of its Floating Rate Junior Subordinated Deferrable Interest Debenture due 2035 (the “New Company Debenture”) for its outstanding Floating Rate Junior Subordinated Deferrable Interest Debenture due 2035 (the “Old Company Debenture”), (b) a

new LLC Guarantee (the “New LLC Guarantee”) for its outstanding LLC Guarantee (the “Old LLC Guarantee”) and (c) a new Trust Guarantee (the “New Trust Guarantee”) for its outstanding Trust Guarantee (the “Old Trust Guarantee”).  The Old Trust Preferred Securities, the Old LLC Preferred Securities, the Old Company Debenture, the Old LLC Guarantee and the Old Trust Guarantee (collectively, the “Old Securities”) were offered and sold in August, 2005 in reliance upon Rule 144A and Regulation S under the Securities Act (the “Private Offering”).  The New Trust Preferred Securities, the New LLC Preferred Securities, the New Company Debenture, the New LLC Guarantee and the New Trust Guarantee are referred to herein as “the Exchange Securities.”

The Registrants are registering the exchange offer on the S-4 Registration Statement in reliance on the position of the Commission enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales), Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers) and Brown & Woods LLP, available February 7, 1997 (with respect to the sale of trust preferred securities).  The Registrants have further authorized us to include the following representations to the Staff of the Commission:

1.                 The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Securities and, to the best of each of the Registrants’ information and belief without independent investigation, each person participating in the exchange offer is acquiring the Exchange Securities in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in the distribution of the Exchange Securities.  In this regard, the Registrants have disclosed to each person participating in the exchange offer that if such person is participating in the exchange offer for the purpose of distributing the Exchange Securities, such person (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction.  Each Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offer for the purpose of distributing the Exchange Securities should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

2.                 No broker-dealer has entered into any arrangement or understanding with the Registrants or an affiliate of the Registrants to distribute the Exchange Securities.  The Registrants will disclose to each person participating in the exchange offer (through the exchange offer prospectus) that any broker-dealer who receives the Exchange Securities for its own account pursuant to the exchange offer may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Securities.  The Registrants will also include in the letter of transmittal to be executed by each holder participating in the exchange offer that each broker-dealer that receives the Exchange Securities for its own account pursuant to the exchange offer must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Securities and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

The filing fee for the S-4 Registration Statement in the amount of $35,310 has previously been deposited by wire transfer of same day funds to the Commission’s account at Mellon Bank.

Please acknowledge receipt of the filing via electronic mail.

If you have any questions on the above-referenced S-4 Registration Statement, please contact Andrew R. Keller at (212) 455-3577 or Mary Kuan at (212) 455-2257.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP
Attachments

cc:                   Barrett DiPaolo